Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Pension Obligations

(€’000)	As at December 31,
	2020	2019
Pension obligations	614	398

Total	614	398

Summary of Defined Benefit Amounts Recognized in the Statement of Financial Position
The amounts recognized in the statement of financial position are determined as follows:

	As at December 31,
(€’000)	2020	2019
Present value of funded obligations	2 748	2 330
Fair value of plan assets	(2 134)	(1 932)

Deficit of funded plans	614	398
Total deficit of defined benefit pension plans	614	398
Liability in the statement of financial position	614	398

Summary of Change in Defined Benefit Liability
The change in the defined benefit liability over the year is as follows:

(€’000)	Present value of obligation	Fair value of plan assets	Total
At January 1, 2019	1 838	1 707	131

Current service cost	193	—	193
Interest expense/(income)	44	31	13

	2 076	1 737	339

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	222	—	222
- Actuarial (Gain)/Loss due to experience	70	—	70

	292	—	292

Employer contributions:	—	233	(233)
Benefits Paid	(38)	(38)	—

At December 31, 2019	2 330	1 932	398

At January 1, 2020	2 330	1 932	398

Current service cost	233	—	233
Interest expense/(income)	30	38	(8)

	2 593	1 970	623

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	187	—	187
- Actuarial (Gain)/Loss due to experience	24	—	24

	212	—	212

Employer contributions:	—	220	(220)
Benefits Paid	(57)	(57)	—

At December 31, 2020	2 747	2 133	614

Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits
The income statement charge included in operating profit for post-employment benefits amount to:

(€’000)	2020	2019	2018
Current service cost	233	193	190
Interest expense on DBO	30	44	36
Expected return on plan assets	(24)	(40)	(30)

Net periodic pension cost	239	198	195

Summary of Remeasurements Included in Other Comprehensive Loss
The re-measurements included in other comprehensive loss amount to:

(€’000)	2020	2019	2018
Effect of changes in actuarial assumptions	187	222	(58)
Effect of experience adjustments	24	70	(3)
(Gain)/Loss on assets for the year	(14)	8	(9)

Remeasurement of post-employment benefit obligations	197	301	(70)